Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total consumer PCI loans (carrying value)	$ 19,259	$ 21,813
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	18,288	19,404
30 to 59 DPD and still accruing	1,693	1,994
60 to 89 DPD and still accruing	719	1,054
90-119 DPD and still accruing	295	404
120-179 DPD and still accruing	322	443
180 or more DPD and still accruing	3,047	3,737
Total consumer PCI loans (adjusted unpaid principal balance)	24,364	27,036
Total consumer PCI loans (carrying value)	19,259	21,813
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	18,086	19,236
30 to 59 DPD and still accruing	1,686	1,987
60 to 89 DPD and still accruing	716	1,051
90-119 DPD and still accruing	293	402
120-179 DPD and still accruing	319	440
180 or more DPD and still accruing	3,035	3,654
Total consumer PCI loans (adjusted unpaid principal balance)	24,135	26,770
Total consumer PCI loans (carrying value)	19,190	21,712
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	202	168
30 to 59 DPD and still accruing	7	7
60 to 89 DPD and still accruing	3	3
90-119 DPD and still accruing	2	2
120-179 DPD and still accruing	3	3
180 or more DPD and still accruing	12	83
Total consumer PCI loans (adjusted unpaid principal balance)	229	266
Total consumer PCI loans (carrying value)	$ 69	$ 101